Segment Information - Summary of Operating Segments Disclosures - Other Items (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Additions to leased mineral reserves	$ 14	$ 96